Segments - Revenue by Region (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segments
Total revenues	€ 152,590,315	€ 137,231,335	€ 171,678,894
Asia
Segments
Total revenues	82,734,687	81,362,926	109,026,165
China
Segments
Total revenues	57,263,809	57,490,403	87,662,624
Japan
Segments
Total revenues	25,470,878	23,872,523	21,363,541
Europe (Germany)
Segments
Total revenues	62,157,908	48,218,014	54,852,549
North America (United States)
Segments
Total revenues	€ 7,697,720	€ 7,650,395	€ 7,800,180